PUBLIC SERVICE ELETRIC POWER CONCESSIONS- Energy Distribution - Right to Seek Compensation (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Amazonas Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Additions in the Period	R$ 30,233,292
Refund on Fuel - Res. 347/09	(304,690)
CCC PIS/COFINS Refund - ISOL - Law No. 12,111/09 and Law No.13,299/16	(784,692)
Value received from CCC - ISOL	(23,946,647)
Monetary correction	1,986,043
ICMS Recovered	(618,558)
Provision of CCC receivable (ADA)	(1,462,152)
Gas billing review - gas transportation parcel	(2,988,797)
Difference in oil price - Resol ANEEL 427/2011	(100,081)
Total compensation	3,583,102
Boa Vista
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Additions in the Period	1,084,385
Refund on Fuel - Res. 347/09	(389,122)
CCC PIS/COFINS Refund - ISOL - Law No. 12,111/09 and Law No.13,299/16	(98,372)
Value received from CCC - ISOL	(575,741)
Monetary correction	173,848
Provision of CCC receivable (ADA)	(102,492)
Total compensation	289,250
Ceron
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Additions in the Period	6,481,223
CCC PIS/COFINS Refund - ISOL - Law No. 12,111/09 and Law No.13,299/16	(16,110)
Value received from CCC - ISOL	(3,893,964)
Monetary correction	1,609,805
Provision of CCC receivable (ADA)	(264,347)
Total compensation	3,948,837
Eletroacre
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Additions in the Period	955,620
CCC PIS/COFINS Refund - ISOL - Law No. 12,111/09 and Law No.13,299/16	(121,817)
Value received from CCC - ISOL	(855,763)
Monetary correction	39,332
ICMS Recovered	39,701
Provision of CCC receivable (ADA)	(13,816)
Total compensation	R$ 286,891